Treasury Stock Retired (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share Repurchases [Line Items]
Retirement of treasury stock (Shares)		140,000	160,000
Retirement of treasury stock		¥ 24,195	¥ 27,936
Retirement of Treasury Stock
Share Repurchases [Line Items]
Date of the meeting of the board of directors		Mar. 28, 2011	Mar. 26, 2010